Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Bank's Subscribed and Paid-in Capital

The Bank’s subscribed and paid-in capital as of December 31, 2018, amounted to 669,663. Since January 1, 2017, the Bank’s capital stock has changed as follows:

SHARES			CAPITAL STOCK
Class	Number of shares	Votes per share	Issued and outstanding	In portfolio	Paid-in
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	573,327,358	1	573,327		573,327

Total as of January 1, 2017	584,563,028		584,563		584,563

Increase of Registered Class B shares of common stock (1)	85,099,993	1	85,100		85,100

Total 2017	669,663,021		669,663		669,663

Own shares acquired (2)		1	(28,948)	28,948

Total 2018	669,663,021		640,715	28,948	669,663

SHARES			CAPITAL STOCK
Class	Stock number	Votes per share	Issued and outstanding	In portfolio	Paid-in
As of December 31, 2018:
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	658,427,351	1	629,479	28,948	658,427

Total 2018	669,663,021		640,715	28,948	669,663

(1)

Related to the capital stock increase arising from (i) the issue of 74,000,000 new, common, registered Class “B” shares with a face value of Ps. 1, each one entitled to one vote, and entitled to dividends under the same conditions as common, registered Class “B” shares, outstanding upon issuance, formalized on June 19, 2017, and (ii) additionally, as established by the abovementioned Meeting, the international underwriters exercised the option to oversubscribe 15% of the capital stock which was formalized on July 13, 2017 through the issuance of 11,099,993 new, common, registered, Class “B” shares each one entitled to one vote and with a face value of Ps.1. On August 14, 2017, such capital increases were registered with the Public Registry of Commerce.

The public offering of the new shares was authorized by CNV Resolution No, 18,716 dated on May 24, 2017 and by the BCBA on May 26, 2017. As required by CNV regulations, it is advised that the funds arising from the public subscription of shares shall be used to finance its general business operations, to increase its borrowing capacity and leverage the potential acquisitions opportunities in the Argentine banking system.

(2)

Related to the repurchase of the Bank’s own shares under the programs established by the Bank’s Board of Directors on August 8, 2018, October 17, 2018 and December 20, 2018 with the purpose of reducing share price fluctuations, minimizing possible temporary imbalances between market supply and demand.